Options (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019
Stock based compensation expense components	$ 12,232	$ 160,016	$ 65,981	$ 162,289
Research and Development Expense
Stock based compensation expense components	9,977	128,257	53,405	131,757
Selling, General and Administrative Expenses
Stock based compensation expense components	$ 2,255	$ 31,759	$ 12,576	$ 30,532